Employee benefit plans - Summary of Pre-tax Amounts Included in Accumulated Other Comprehensive Loss Related to Other Postretirement Benefit Plans (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net prior service cost	$ (1.4)